Leases - Summary of Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Operating lease cost	¥ 17,460		¥ 16,903	¥ 17,284
Short-term lease cost	9,706		12,895	10,974
Total lease cost	27,166		29,798	28,258
Cash payments for operating leases	17,754		18,257	17,910
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 16,277	$ 2,230	¥ 6,127	¥ 13,505